Expense Example {- Fidelity Flex Freedom Blend 2010 Fund} - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-12 - Fidelity Flex Freedom Blend 2010 Fund - Fidelity Flex Freedom Blend 2010 Fund	May 28, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none